Trade and other payables: amounts falling due after more than one year (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other non-current payables [abstract]
Summary of Trade and Other Payables
The following are included in trade and other payables falling due within one year:

	2021	2020
	£m	£m
Trade payables	10,596.9	10,206.5
Deferred income	1,334.0	1,153.7
Payments due to vendors (earnout agreements)	85.6	57.8
Liabilities in respect of put option agreements with vendors	58.4	9.3
Fair value of derivatives	6.4	1.8
Share repurchases - close period commitments[1]	211.7	—
Other creditors and accruals	2,959.3	2,430.6
	15,252.3	13,859.7
Note
[1]During 2021, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 16 December 2021 and ending on 18 February 2022, in accordance with UK listing rules. The commitment resulting from this agreement constitutes a liability at 31 December 2021, which is included in trade and other payables: amounts falling due within one year and has been recognised as a movement in equity.
The following are included in trade and other payables falling due after more than one year:

	2021	2020
	£m	£m
Payments due to vendors (earnout agreements)	111.1	56.5
Liabilities in respect of put option agreements with vendors	333.1	101.4
Fair value of derivatives	47.2	11.2
Other creditors and accruals	128.5	144.4
	619.9	313.5

Maturity Analysis for Non-derivative Financial Liabilities
The following table sets out payments due to vendors, comprising contingent consideration and the Directors’ best estimates of future earnout-related obligations:

	2021	2020
	£m	£m
Within one year	85.6	57.8
Between one and two years	24.0	17.2
Between two and three years	35.7	6.0
Between three and four years	51.4	30.5
Between four and five years	—	2.8
Over five years	—	—
	196.7	114.3

Summary of Future Anticipated Cash Flows in Relation to Liabilities in Respect of Put Options
The following table is an analysis of future anticipated cash flows in relation to liabilities in respect of put option agreements with vendors at 31 December:

	2021	2020
	£m	£m
Within one year	58.4	9.3
Between one and two years	15.1	51.0
Between two and three years	14.4	10.0
Between three and four years	99.0	26.2
Between four and five years	76.6	9.0
Over five years	128.0	5.2
	391.5	110.7